                                                              OMB APPROVAL
                                                       OMB Number:    3235-0582
                                                       Expires:  April 30, 2009
                                                       Estimated average burden
                                                       hours per response  14.4

                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC 20549
                                 FORM N-PX

       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

                                (811-05037)
                   ------------------------------------

                    Investment Company Act file number

                     Professionally Managed Portfolios
                    The Osterweis Strategic Income Fund
             -------------------------------------------------
            (Exact name of registrant as specified in charter)

                615 East Michigan Street, Milwaukee, WI 53202
           -----------------------------------------------------
           (Address of principal executive offices)   (Zip code)

                             Robert M. Slotky
                     Professionally Managed Portfolios
                      2020 E. Financial Way, Ste. 100
                            Glendora, CA 91741
                 ----------------------------------------
                  (Name and address of agent for service)

Registrant telephone number, including area code:  (414) 765-5344

Date of fiscal year end:  March 31, 2007

Date of reporting period:  June 30, 2007

                                                Form N-PX Table

( A )               ( B )  ( C )     ( D )      ( E )                ( F )     ( G ) ( H )  ( I )
Issue Name          Symbol CUSIP     Meeting    Matter Voted On      Proposed  Voted Vote   For/Again
                                     Date                            By              Cast   Mgmt
Ares Cap Corp       ARCC   04010L103 05/30/2007 Directors Related    Issuer    Yes   For    For
Ares Cap Corp       ARCC   04010L103 05/30/2007 Directors Related    Issuer    Yes   For    For
Ares Cap Corp       ARCC   04010L103 05/30/2007 Routine/Business     Issuer    Yes   For    For

                                SIGNATURES

Pursuant  to  the  requirements  of the Investment  Company  Act  of  1940,  the
registrant  has  duly  caused this report to be signed  on  its  behalf  by  the undersigned, thereunto duly authorized.

(Registrant)           Professionally Managed Portfolios
                      The Osterweis Strategic Income Fund

                          /s/  Robert M. Slotky
                 ________________________________________
                         By (Signature and Title)

                        Robert M. Slotky, President
                 ----------------------------------------
                             (Name and Title)

                              August 29, 2007
                 ----------------------------------------
                                  (Date)